Note 14 - Warrants (Details) - Warrants Outstanding and Exercisable - $ / shares	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Feb. 01, 2011
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)				$ 2.55	$ 2.10
Number Outstanding	5,429,300	5,879,300	6,360,300
Shares Issuable Upon Exercise	2,066,075			375,000
Series A Common Share Purchase Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.50					$ 2.50
Number Outstanding	2,835,000
Expiry	Feb. 01, 2016
Shares Issuable Upon Exercise	1,417,500
March 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.10
Number Outstanding	1,724,300	1,724,300	1,724,300
Expiry	Mar. 22, 2018
Shares Issuable Upon Exercise	431,075
July 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.55
Number Outstanding	870,000	870,000	870,000
Expiry	Jul. 31, 2018
Shares Issuable Upon Exercise	217,500